Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 30,174,326	$ 33,910,457
Restricted cash	870,000	2,287,203
Accounts receivable	5,385,033	655,242
Note receivable	14,087,748	0
Interest receivable	62,612	0
Inventories	1,117,370	697,518
Advances to suppliers	3,803,692	0
Other current assets	15,976	20,943
Total current assets	55,516,757	37,571,363
Property, plant and equipment and land and mining rights, net	14,860,580	15,163,899
Total assets	70,377,337	52,735,262
Current liabilities:
Accounts payable	2,272,137	704,166
Accrued expenses	741,049	1,299,042
Due to shareholders	14,841	14,070
Value added taxes payable	591,382	389,053
Other taxes payable	133,927	25,907
Income tax payable	1,736,945	1,105,912
Total current liabilities	5,490,281	3,538,150
Deferred income taxes	284,236	205,078
Total liabilities	5,774,517	3,743,228
Shareholders' equity:
Preferred stock, $0.000128 par value, 781,250 shares authorized, 444,804 shares issued and outstanding on September 30, 2011 and December 31, 2010	57	57
Common stock: $0.00018254172 par value, 39,062,500 shares authorized, 19,600,305 shares issued and outstanding on September 30, 2011 and December 31, 2010	3,578	3,578
Additional paid-in capital	24,283,222	24,283,222
Accumulated other comprehensive income	6,187,280	4,603,591
Retained earnings (the restricted portion of retained earnings is $496,396 on June 30, 2011 and December 31, 2010	34,128,683	20,101,586
Total shareholders’ equity	64,602,820	48,992,034
Total liabilities and shareholders’ equity	$ 70,377,337	$ 52,735,262